Supplemental information on oil and gas activities (Schedule of Reserve Quantity Information) (Details)	Dec. 31, 2021 MMcf MBbls	Dec. 31, 2020 MBbls MMcf	Dec. 31, 2019 MMcf MBbls	Dec. 31, 2018 MMcf MBbls
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	49,750	46,334	42,001	35,135
Undeveloped reserves for properties, net	32,197	46,573	74,601	64,971
Proved developed and undeveloped reserves for properties, net	81,947	92,907	116,602	100,106
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	33,383	40,275	37,382	37,253
Undeveloped reserves for properties, net | MMcf	1,563	5,661	6,863	12,356
Proved developed and undeveloped reserves for properties, net | MMcf	34,946	45,936	44,245	49,609
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	47,766	43,817	39,397	32,326
Undeveloped reserves for properties, net	31,019	45,240	51,212	42,449
Proved developed and undeveloped reserves for properties, net	78,785	89,057	90,609	74,775
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	1,207	1,695	2,319	1,763
Undeveloped reserves for properties, net | MMcf	0	0	0	359
Proved developed and undeveloped reserves for properties, net | MMcf	1,207	1,695	2,319	2,122
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	755	798	898	696
Undeveloped reserves for properties, net	575	1,229	2,809	2,622
Proved developed and undeveloped reserves for properties, net	1,330	2,027	3,707	3,318
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	15,196	19,054	14,406	11,944
Undeveloped reserves for properties, net | MMcf	1,563	5,661	6,413	8,823
Proved developed and undeveloped reserves for properties, net | MMcf	16,759	24,715	20,819	20,767
Brazil [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	43	34	48	55
Proved developed and undeveloped reserves for properties, net	43	34	48	55
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	13,601	13,927	14,872	17,339
Proved developed and undeveloped reserves for properties, net | MMcf	13,601	13,927	14,872	17,339
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	1,186	1,685	1,658	2,058
Undeveloped reserves for properties, net	603	104	1,370	1,440
Proved developed and undeveloped reserves for properties, net	1,789	1,789	3,028	3,498
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	3,379	5,599	5,785	6,207
Undeveloped reserves for properties, net | MMcf	0	0	450	3,174
Proved developed and undeveloped reserves for properties, net | MMcf	3,379	5,599	6,235	9,381
Peru [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Undeveloped reserves for properties, net	0	0	19,210	18,460
Proved developed and undeveloped reserves for properties, net	0	0	19,210	18,460
Peru [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Undeveloped reserves for properties, net | MMcf	0	0	0	0